Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 694,420	$ 100,681	¥ 1,331,968	¥ 1,127,055
Restricted cash and term deposits	14,908	2,161	15,119
Trade receivables	36,006	5,220	54,829	52,871
Inventories, net	120,480	17,468	91,812
Receivables from online payment platforms	14,787	2,144	18,864
Amounts due from related parties	33,382	4,840	14,038
Prepayment and other current assets	126,889	18,397	91,842
Total current assets	1,916,827	277,913	2,027,418
Non-current assets:
Long-term investments	227,959	33,051	252,500	166,100
Intangible assets	169,280	24,543	193,955
Goodwill	540,693	78,393	540,693	48,500
Property and equipment, net	116,184	16,845	124,576
Deferred tax assets	64,739	9,386	47,520
Operating lease right-of-use assets	62,898	9,119	95,609
Other non-current assets	99,293	14,396	48,097
Total non-current assets	1,281,046	185,733	1,302,950
Total assets	3,197,873	463,646	3,330,368
Current liabilities:
Taxes payable	74,580	10,813	48,571
Contract liabilities	110,159	15,972	139,155	¥ 135,385
Salary and welfare payables	72,532	10,516	103,624
Amounts due to related parties	5,895	855	681
Accrued expenses and other current liabilities	224,589	32,561	376,841
Operating lease liabilities-current	50,285	7,291	43,529
Total current liabilities	538,040	78,008	712,401
Non-current liabilities:
Operating lease liabilities-non current	20,972	3,041	62,356
Deferred tax liabilities	30,993	4,494	38,577
Total non-current liabilities	51,965	7,535	100,933
Total liabilities	590,005	$ 85,543	813,334
VIEs and VIEs Subsidiaries
Current assets:
Cash and cash equivalents	170,263		255,655
Restricted cash and term deposits	14,461		15,119
Trade receivables	20,468		33,817
Inventories, net	9,738		51
Receivables from online payment platforms	11,378		13,476
Amounts due from Group companies	125,165		116,817
Amounts due from related parties	33,297		14,038
Prepayment and other current assets	36,126		75,772
Total current assets	420,896		524,745
Non-current assets:
Investment in subsidiaries	34,691		35,082
Long-term investments	134,959		152,082
Intangible assets	31,671		35,877
Goodwill	684		684
Property and equipment, net	24,407		23,060
Deferred tax assets	26,083		32,554
Operating lease right-of-use assets	35,189		57,512
Other non-current assets	12,777		9,486
Total non-current assets	300,461		346,337
Total assets	721,357		871,082
Current liabilities:
Taxes payable	49,301		35,821
Contract liabilities	76,242		99,427
Salary and welfare payables	31,928		47,702
Amounts due to Group companies	244,404		339,951
Amounts due to related parties	5,895		681
Accrued expenses and other current liabilities	186,898		194,791
Operating lease liabilities-current	30,971		28,269
Total current liabilities	625,639		746,642
Non-current liabilities:
Operating lease liabilities-non current	11,507		39,390
Deferred tax liabilities	6,373		7,431
Total non-current liabilities	17,880		46,821
Total liabilities	¥ 643,519		¥ 793,463